Income Taxes, textual (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Uncertainties [Abstract]
Minimum Stock Ownership Percentage For Tax Exemption	50.00%
Minimum Vote And Value Percentage Of Regularly Traded Stock	50.00%
Significant Shareholder Percentage	5.00%
Tax Rate On US Source Shipping Income	2.00%
Unrecognized tax expense	$ 246	$ 238	$ 289